Share based compensation (Schedule of Restricted Share Activity) (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 CNY (¥) $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 CNY (¥) shares
Weighted-Average Grant-Date Fair Value
Weighted average recognition period for unamortized share-based compensation cost	2 years 1 month 20 days
Service-Based Restricted Share Units (RSUs)
Number of Shares
Outstanding, beginning (in shares) | shares	636,575		241,266
Granted (in shares) | shares			575,000
Vested (in shares) | shares	(289,663)		(131,782)
Forfeited (in shares) | shares	(205,000)		(47,909)
Outstanding, ending ( in shares) | shares	141,912		636,575		241,266
Weighted-Average Grant-Date Fair Value
Outstanding (in dollars per share) | $ / shares		$ 4.92		$ 11.77
Granted (in dollars per share) | $ / shares				3.75
Vested (in dollars per share) | $ / shares		5.61		8.48
Forfeited (in dollars per share) | $ / shares		3.78		15.64
Outstanding (in dollars per share) | $ / shares		$ 5.15		$ 4.92
Share-based compensation expenses | ¥	¥ 5,594		¥ 9,410		¥ 9,615
Unamortized share-based compensation cost, founders' shares | ¥	¥ 2,932	$ 2,932